Consolidated Balance Sheets (Parenthetical) - $ / shares			12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2022	Mar. 31, 2022	Oct. 29, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Ordinary shares, par value	$ 0	$ 0	$ 0							$ 0
Ordinary shares, shares authorized	50,000,000,000	12,000,000,000	12,000,000,000							12,000,000,000
Ordinary shares, shares issued	24,233,024,799	3,354,650,799	3,354,650,799							1,201,460,800
Ordinary shares, shares outstanding	24,233,024,799	3,354,650,799	3,354,650,799							1,201,460,800
Treasury Stock, ordinary shares	2,641,693	2,641,693	2,641,693
ADS
Ordinary shares, shares issued	4,846,605	670,930	670,930			670,930
Ordinary shares, shares outstanding	4,846,605	670,930	670,930	1,013,031	670,931	670,930	240,292	240,292	240,292	240,292	240,292	240,292